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       Investments(R)







                                                 July 31, 2003

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Large Cap Growth Fund (the "Fund")
     (File Nos. 333-89354 and 811-21108)
     CIK No. 0001174520

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus relating to the offering of the Fund's Class A, Class B and Class C shares that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 1 to the Fund's registration statement on Form N-1A filed on July 30, 2003 (Accession No.0001173600-03-000017).

           If you have any questions or comments concerning the foregoing or the attachment, please contact me at (617) 517-8909.

                                                 Very truly yours,


                                                 /s/ Nancy Fanning
                                                 Nancy Fanning
                                                 Legal Product Manager

Enclosures

cc:  Mr. David C. Phelan








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."